CONSOLIDATED STATEMENT OF CHANGES IN EQUITY CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions	Total	Share capital	Other reserves	Cash flow hedge reserve	Currency translation differences	Available-for-sale financial assets	Remeasure-ment of defined benefit plans	Cumulative share of OCI of equity method investees	Non-controlling interests
Equity, beginning balance at Dec. 31, 2014	€ 14,377	€ 17	€ 14,338	€ (69)	€ 1,479	€ (37)	€ (1,578)	€ (86)	€ 313
Distributions	(300)		(17)						(283)
Share-based compensation	80		80
Net profit	377		334						43
Initial public offering of 10 percent Ferrari N.V	866		869	7	(4)		1		(7)
Other comprehensive income/(loss)	1,631			132	1,016	11	479	(19)	12
Other changes	(63)		(149)		1				85
Equity, ending balance at Dec. 31, 2015	16,968	17	15,455	70	2,492	(26)	(1,098)	(105)	163
Capital increase	18								18
Mandatory Convertible Securities (Note 26)	0	2	(2)
Share-based compensation	98		98
Net profit	1,814		1,803						11
Other comprehensive income/(loss)	489			(182)	456	15	324	(128)	4
Other changes	(34)		(42)	49	(36)		6		(11)
Equity, ending balance at Dec. 31, 2016	19,353	19	17,312	(63)	2,912	(11)	(768)	(233)	185
Capital increase	3								3
Demerger of Itedi S.p.A	(87)		(64)				5		(28)
Distributions	(1)								(1)
Share-based compensation	115		115
Net profit	3,510		3,491						19
Other comprehensive income/(loss)	(1,995)			131	(1,942)	14	(84)	(119)	5
Other changes	89		67				37		(15)
Equity, ending balance at Dec. 31, 2017	€ 20,987	€ 19	€ 20,921	€ 68	€ 970	€ 3	€ (810)	€ (352)	€ 168